Other assets	6 Months Ended
Jun. 30, 2024
ElectraMeccanica Vehicles Corp
Other Assets [Line Items]
Other assets	Other assets

	December 31, 2023	December 31, 2022
Security deposit	$1,161,000	$1,161,000
Cloud computing assets	2,405,964	3,920,869
Duty drawback receivable	132,896	—
Intangible assets	11,956	11,956
	$3,711,816	$5,093,825
As of December 31, 2023, gross capitalized implementation costs incurred in a cloud computing arrangement and related accumulated amortization were $6,170,195 and $2,389,932, respectively (December 31, 2022 - $6,170,195 and $1,015,287, respectively). The Company’s capitalized implementation costs primarily relate to the implementation of a new enterprise resource planning (“ERP”) system during 2021 and 2022. During the years ended December 31, 2023 and 2022, amortization expense of $1,374,645 and $881,216, respectively was recorded for capitalized implementation costs. The estimated aggregate amortization expense amounts to $1,374,643 for both 2024 and 2025, $1,030,977 for 2026, and $nil for years 2027 and 2028. The Company is currently reassessing the remaining useful life of the capitalized implementation costs as a result of the execution of the Xos Arrangement Agreement on January 11, 2024. Subject to the final assessment of the utility of the related computing assets, the remaining useful life may be materially reduced.
The Company is claiming tariffs paid on the previous importation of SOLO vehicles. As of December 31, 2023, long - term receivable of $132,896 was included in other assets, representing the tariff amount expected to be recovered from U.S. Customs and Border Protection in one to three years.